Note 20 - Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Foreign currency translation reserve	$ (5,885)	$ (6,258)	$ (6,520)
Equity-settled share-based payment reserve (Note 23.1)	16,746	16,041	15,871
Contributed surplus	132,591	132,591	132,591
Total	$ 143,452	$ 142,374	$ 141,942